Other Financial Assets - Summary of Other Financial Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Financial Assets [Line Items]
Current Other financial assets	₩ 1,365,603	₩ 1,561,445
Non-Current Other financial assets	1,271,976	1,290,820
Loans and receivables
Other Financial Assets [Line Items]
Current Other financial assets	87,589	77,963
Non-Current Other financial assets	821,482	712,199
Loans and receivables | Gross amount
Other Financial Assets [Line Items]
Current Other financial assets	88,406	78,806
Non-Current Other financial assets	903,397	762,555
Loans and receivables | Allowance for doubtful accounts
Other Financial Assets [Line Items]
Current Other financial assets	(10)	(1)
Non-Current Other financial assets	(52,667)	(20,266)
Loans and receivables | Present value discount
Other Financial Assets [Line Items]
Current Other financial assets	(807)	(842)
Non-Current Other financial assets	(29,248)	(30,090)
Short-term financial instruments
Other Financial Assets [Line Items]
Current Other financial assets	1,278,014	1,483,482
Long-term financial instruments
Other Financial Assets [Line Items]
Non-Current Other financial assets	₩ 450,494	₩ 578,621